Loans (Tables)	12 Months Ended
Dec. 31, 2025
Loans [Abstract]
Schedule of Loans
	As of December 31,
	2025	2024
Short-term loans:
Everbright Bank	$4,146,945	$-
Post Savings Bank of China	714,990	684,997
Industrial Bank	1,000,987	958,996
Total	5,862,922	1,643,993

Long-term loans:
China Construction Bank	68,917,581	26,809,352
WeBank Co., Ltd.	17,168	86,905
Current portion	$29,375,697	$485,556
Non-current portion	$39,559,052	$26,410,701